GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           FutureFunds Series Account
                          Semi-Annual Report Form N-30D
                               File No. 811-03972

The information required to be contained in this report for the period ending September 30, 2003 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:

American Century Equity-Income Fund
File No. 811-07820
Form N-CSR
Filed via EDGAR and accepted on December 2, 2003
Accession No. 0000908186-03-000019


PIMCO Total Return Fund
File No. 811-05028
Form N-CSR
Filed via EDGAR and accepted on December 8, 2003
Accession No. 0001193125-03-090288


Legg Mason Value Trust
File No. 811-03380
Form N-CSR
Filed via EDGAR and accepted on December 2, 2003
Accession No. 0000357235-03-000008